International Hedged Equity Laddered Overlay ETF Average Annual Total Returns		12 Months Ended	27 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.82%	3.18%	2.70%
MSCI EAFE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%		8.92%	9.27%	8.18%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.81%		7.51%	6.21%
Performance Inception Date	Mar. 15, 2019
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.99%		6.47%	5.24%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.15%		5.44%	4.45%